UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

U.S. Large-Cap Core Fund	September 30, 2017

T. Rowe Price U.S. Large-Cap Core Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.9%		
CONSUMER DISCRETIONARY 8.8%		
Hotels, Restaurants & Leisure 1.5%		
Yum! Brands	90,800	6,684
		6,684
Internet & Direct Marketing Retail 2.8%		
Amazon.com (1)	7,962	7,654
Priceline (1)	2,850	5,218
		12,872
Media 2.9%		
Comcast, Class A	232,400	8,943
Twenty-First Century Fox, Class A	172,749	4,557
		13,500
Specialty Retail 1.6%		
Home Depot	29,300	4,792
L Brands	61,300	2,551
		7,343
Total Consumer Discretionary		40,399
CONSUMER STAPLES 6.9%		
Beverages 1.6%		
PepsiCo	66,738	7,437
		7,437
Food Products 3.1%		
Kraft Heinz	94,200	7,305
Mondelez International	164,024	6,669
		13,974

Tobacco 2.2%		
Philip Morris International	92,446	10,262
		10,262
Total Consumer Staples		31,673
ENERGY 5.9%		
Oil, Gas & Consumable Fuels 5.9%		
EOG Resources	68,900	6,665
ExxonMobil	150,500	12,338
Hess	53,735	2,520
TransCanada	114,600	5,665
Total Energy		27,188
FINANCIALS 17.1%		
Banks 8.7%		
JPMorgan Chase	173,874	16,607
KeyCorp	446,328	8,400
Wells Fargo	269,249	14,849
		39,856
Capital Markets 2.5%		
Intercontinental Exchange	93,001	6,389
Morgan Stanley	97,528	4,698
		11,087
Insurance 5.9%		
American International Group	131,500	8,073
Marsh & McLennan	83,360	6,986
Willis Towers Watson	41,300	6,370
XL Group	143,219	5,650
		27,079
Total Financials		78,022

HEALTH CARE 16.4%		
Health Care Equipment & Supplies 8.6%		
Becton, Dickinson & Company	78,179	15,319
Danaher	145,414	12,474
Medtronic	148,808	11,573
		39,366
Health Care Providers & Services 2.5%		
UnitedHealth Group	58,563	11,469
		11,469
Life Sciences Tools & Services 3.2%		
Agilent Technologies	103,270	6,630
Thermo Fisher Scientific	42,451	8,032
		14,662
Pharmaceuticals 2.1%		
Merck	149,058	9,544
		9,544
Total Health Care		75,041
INDUSTRIALS & BUSINESS SERVICES 9.2%		
Air Freight & Logistics 1.3%		
C.H. Robinson Worldwide	75,452	5,742
		5,742
Commercial Services & Supplies 1.8%		
Waste Connections	114,424	8,005
		8,005
Electrical Equipment 1.2%		
Emerson Electric	89,400	5,618
		5,618

Industrial Conglomerates 2.4%		
Honeywell International	76,380	10,826
		10,826
Machinery 2.5%		
Fortive	91,000	6,442
Stanley Black & Decker	34,500	5,208
		11,650
Total Industrials & Business Services		41,841
INFORMATION TECHNOLOGY 19.6%		
Communications Equipment 1.8%		
Cisco Systems	249,180	8,380
		8,380
Internet Software & Services 4.5%		
Alphabet, Class C (1)	14,403	13,814
Facebook, Class A (1)	38,590	6,594
		20,408
IT Services 3.9%		
Fiserv (1)	45,000	5,803
Visa, Class A	112,873	11,879
		17,682
Semiconductors & Semiconductor Equipment 2.1%		
Qualcomm	104,700	5,428
Xilinx	58,200	4,122
		9,550
Software 4.3%		
Microsoft	184,930	13,776
Salesforce.com (1)	63,542	5,936
		19,712

Technology Hardware, Storage & Peripherals 3.0%		
Apple	88,718	13,673
		13,673
Total Information Technology		89,405
MATERIALS 3.7%		
Chemicals 1.9%		
DowDuPont	127,555	8,831
		8,831
Containers & Packaging 1.8%		
Ball	200,822	8,294
		8,294
Total Materials		17,125
REAL ESTATE 1.4%		
Equity Real Estate Investment Trusts 1.4%		
American Tower, REIT	45,013	6,152
Total Real Estate		6,152
UTILITIES 5.9%		
Electric Utilities 4.6%		
NextEra Energy	57,087	8,366
PG&E	68,822	4,686
Southern Company	164,800	8,098
		21,150
Water Utilities 1.3%		
American Water Works	73,200	5,923
Total Utilities		27,073
Total Common Stocks (Cost $358,741)		433,919

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Large-Cap Core Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2017, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, there were no securities on loan.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017